Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	$ 466,396	$ 513,568
Financial assets (as a percent)	100.00%	100.00%
Debt instruments | AAA
Financial assets
Financial assets	$ 69,290	$ 140,211
Financial assets (as a percent)	14.86%	27.30%
Debt instruments | A
Financial assets
Financial assets	$ 341,337	$ 306,795
Financial assets (as a percent)	73.19%	59.74%
Debt instruments | BBB
Financial assets
Financial assets	$ 20,842	$ 36,986
Financial assets (as a percent)	4.47%	7.20%
Debt instruments | BB
Financial assets
Financial assets	$ 2,211	$ 3,832
Financial assets (as a percent)	0.47%	0.75%
Debt instruments | Below B
Financial assets
Financial assets	$ 32,716	$ 25,744
Financial assets (as a percent)	7.01%	5.01%
Private Debt
Financial assets
Financial assets	$ 8,733	$ 10,740
Private Debt | A
Financial assets
Financial assets	8,492	10,495
Private Debt | BBB
Financial assets
Financial assets	241	245
Sovereign Debt
Financial assets
Financial assets	457,663	502,828
Sovereign Debt | AAA
Financial assets
Financial assets	69,290	140,211
Sovereign Debt | A
Financial assets
Financial assets	332,845	296,300
Sovereign Debt | BBB
Financial assets
Financial assets	20,601	36,741
Sovereign Debt | BB
Financial assets
Financial assets	2,211	3,832
Sovereign Debt | Below B
Financial assets
Financial assets	32,716	25,744
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	$ 313,906	$ 390,974	$ 355,321	$ 233,463